ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2014	2015

Accrued payroll and staff welfare	$13,154	$12,817
Individual income tax withheld	621	605
VAT payable	327	301
Accrued professional fees	2,284	1,808
Accrued advertising fees	5,343	634
Credit card processing charges	449	376
Accrued sales return (1)	1,417	2,465
Other accrued expenses	1,474	977

Total	$25,069	$19,983

(1)

Accrued sales return represents the gross profit effect of estimated sales return at the end of each of the respective years assuming products returned had no value to the Group. Movements during the respective years are as follows:

	As of December 31,
	2014	2015

Balance at January 1	$751	$1,417
Allowance for sales return made in the year	14,418	17,491
Utilization of accrued sales return	(13,752)	(16,443)

Balance at December 31	$1,417	$2,465

Schedule of movements in accrued sales return

	As of December 31,
	2014	2015

Balance at January 1	$751	$1,417
Allowance for sales return made in the year	14,418	17,491
Utilization of accrued sales return	(13,752)	(16,443)

Balance at December 31	$1,417	$2,465